Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (254,213)	$ (4,444,519)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of plant and equipment	5,577	6,754
Amortization of intangible assets		10,203
Non-cash lease expense	32,292	27,535
Interest income	(244,424)
Share of loss from equity investment	174,899	131,484
Loss on dilution of equity investment	129,106
Change in operating assets and liabilities
Accounts receivable	(196,968)	497,507
Deposits, prepayments and other receivables	3,822	1,861,053
Accounts payable	(311,651)	(297,470)
Receipt in advance	90,599	286,661
Operating lease liabilities	(32,293)	(27,535)
Accruals and other payables	(164,799)	(207,386)
Net cash used in operating activities	(768,053)	(2,155,713)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of plant and equipment	(9,675)
Net cash used in investing activities	(9,675)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of short-term bank loans	(95,523)
Repayments of other borrowings		(321,936)
Proceeds from the public offerings		9,176,098
Advances from related parties	526,644	256,857
Repayments to related parties		(63,716)
Net cash provided by financing activities	431,121	9,047,303
Net (decrease) increase in cash and cash equivalents and restricted cash	(346,607)	6,891,590
Effect of foreign currency translation on cash and cash equivalents	41,806	(265,061)
Cash and cash equivalents and restricted cash, beginning of period	1,076,048	775,246
Cash and cash equivalents and restricted cash, end of period	771,247	7,401,775
Supplemental cash flow information:
Cash received for interest	4,325	3,006
Cash paid for interest	54,692	106,142
Supplemental disclosure of non-cash investing and financing activities:
Issuance of ordinary shares to acquire equity-method investment		1,875,000
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	671,287	7,401,775
Restricted cash	99,960
Total cash and cash equivalents and restricted cash	$ 771,247	$ 7,401,775